THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Universal Institutional Funds, Inc.

File Nos. 333-03013; 811-07607

Ladies and Gentlemen:

On behalf of The Universal Institutional Fund, Inc. (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, filed on April 5, 2012, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 5, 2012, accession number 0001104659-12-024092.

If you have any questions, please feel free to contact me at (212) 296-6983.

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.